Non-Controlling Interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Feb. 17, 2025
Non-Controlling Interest [Line Items]
Business expenses			$ 1
Ownership interest	0.00%	82.77%
AGP [Member]
Non-Controlling Interest [Line Items]
Minority interest	0.00%	17.23%